Loans - Summary of Average Net Investment in Impaired Loans and Interest Income Recognized and Received on Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 1,835	$ 2,303
Interest Income Recognized	109	161
Interest Income Received	141	202
Real Estate Mortgage Loans [Member] | One-to-Four Family Residential [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	453	289
Interest Income Recognized	26	18
Interest Income Received	24	16
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	855	1,317
Interest Income Recognized	47	115
Interest Income Received	81	135
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		119
Interest Income Received		12
Consumer Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	9
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	518	578
Interest Income Recognized	36	28
Interest Income Received	$ 36	$ 39